Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $2,045,000.00.
Narrative - Max Aggregate Offering Price	$ 2,045,000.00
Final Prospectus	true